Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 28	$ 169
Due from related party	55	95
Advance	50	24
Investment	48
Related party transaction amount	153	119
Directors and Officers of the Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	21	38
Related Companies [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 7	$ 131